TRADE AND NOTES RECEIVABLES - Credit risk exposure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	$ 1,178,174	¥ 8,100,532	¥ 8,008,937
Trade receivables		5,206,050	4,286,075
Exposure to credit risk on loan commitments and financial guarantee contracts		659,261
Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		8,759,793	8,555,039
Trade receivables		5,865,311	4,832,177
Gross | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		6,212,537	6,289,931
Gross | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		906,302	516,359
Gross | 2020
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		158,162	338,334
Gross | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		1,482,792	¥ 1,410,415
Stage 3
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		212,964
Stage 3 | Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		4,246,067
Alumina and primary aluminum
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		384,527
Alumina and primary aluminum | Within 1 year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3,696
Expected credit loss rate	0.92%	0.92%
Alumina and primary aluminum | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 6,179
Expected credit loss rate	11.08%	11.08%
Alumina and primary aluminum | 2020
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 14,893
Expected credit loss rate	90.01%	90.01%
Alumina and primary aluminum | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 359,759
Expected credit loss rate	94.87%	94.87%
Alumina and primary aluminum | Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 853,216
Alumina and primary aluminum | Gross | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		401,691
Alumina and primary aluminum | Gross | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		55,766
Alumina and primary aluminum | Gross | 2020
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		16,546
Alumina and primary aluminum | Gross | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		379,213
Energy
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		13,977
Energy | Within 1 year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3,388
Expected credit loss rate	3.83%	3.83%
Energy | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 685
Expected credit loss rate	21.29%	21.29%
Energy | 2020
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3,688
Expected credit loss rate	23.92%	23.92%
Energy | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 6,216
Expected credit loss rate	48.91%	48.91%
Energy | Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 119,806
Energy | Gross | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		88,462
Energy | Gross | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		3,217
Energy | Gross | 2020
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		15,417
Energy | Gross | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		12,710
Trading
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		4,522
Trading | Within 1 year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 662
Expected credit loss rate	0.14%	0.14%
Trading | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 70
Expected credit loss rate	1.69%	1.69%
Trading | 2020
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3
Expected credit loss rate	4.05%	4.05%
Trading | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3,787
Expected credit loss rate	19.50%	19.50%
Trading | Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 496,795
Trading | Gross | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		473,153
Trading | Gross | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		4,146
Trading | Gross | 2020
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		74
Trading | Gross | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		19,422
Corporate and other operating segments
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		43,271
Corporate and other operating segments | Within 1 year
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 6,539
Expected credit loss rate	6.02%	6.02%
Corporate and other operating segments | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 7,767
Expected credit loss rate	70.78%	70.78%
Corporate and other operating segments | 2020
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 3,823
Expected credit loss rate	94.96%	94.96%
Corporate and other operating segments | Over 3 years
TRADE AND NOTES RECEIVABLES
Exposure to credit risk on loan commitments and financial guarantee contracts		¥ 25,142
Expected credit loss rate	97.45%	97.45%
Corporate and other operating segments | Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 149,427
Corporate and other operating segments | Gross | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		108,627
Corporate and other operating segments | Gross | Past due for 1 to 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		10,974
Corporate and other operating segments | Gross | 2020
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		4,026
Corporate and other operating segments | Gross | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 25,800